Restricted and Unrestricted Cash	6 Months Ended
Jun. 30, 2014
Restricted and Unrestricted Cash [Abstract]
Restricted and Unrestricted Cash
8.	Restricted and Unrestricted Cash

As reflected on the Partnership’s Statements of Financial Condition, restricted cash equals the cash portion of assets on deposit to meet margin requirements plus the cash required to offset unrealized losses on foreign currency forwards and options contracts and offset unrealized losses only on the offsetting London Metal Exchange positions.  All of these amounts are maintained separately.  Cash that is not classified as restricted cash is therefore classified as unrestricted cash.